Note 3. Summary of Significant Accounting Policies: Land Held For Development: Land development costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Details
Land under development	$ 4,934,323
Licenses	77,000
Engineering and costs associated with permitting	464,774
Land held for development	$ 5,476,097	$ 5,476,097